Vanguard® S&P Mid-Cap 400 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (1.9%)
	TEGNA Inc.	185,392	2,872
*	Frontier Communications Parent Inc.	185,308	2,757
	Cable One Inc.	4,006	2,451
	New York Times Co. Class A	68,380	2,422
*	Ziff Davis Inc.	39,202	2,314
*	TripAdvisor Inc.	87,308	1,359
	John Wiley & Sons Inc. Class A	35,441	1,276
			15,451
Consumer Discretionary (17.4%)
	Lear Corp.	49,084	6,021
	Toll Brothers Inc.	85,361	5,779
*	Skechers USA Inc. Class A	111,422	5,724
	Lithia Motors Inc. Class A	22,692	5,294
*	Mattel Inc.	294,574	5,128
*,1	GameStop Corp. Class A	210,151	5,054
	Aramark	127,777	5,045
	PVH Corp.	52,589	4,524
	Marriott Vacations Worldwide Corp.	31,857	3,925
*	Taylor Morrison Home Corp. Class A	90,073	3,822
*	RH	15,530	3,804
*	Capri Holdings Ltd.	104,318	3,661
	Autoliv Inc.	43,850	3,574
	Thor Industries Inc.	44,474	3,481
	Leggett & Platt Inc.	110,196	3,359
	Williams-Sonoma Inc.	28,773	3,266
*	Penn Entertainment Inc.	128,962	3,229
*	Goodyear Tire & Rubber Co.	234,946	3,226
	Dick's Sporting Goods Inc.	24,873	3,171
	Macy's Inc.	225,339	3,062
	Valvoline Inc.	77,121	2,969
	KB Home	67,822	2,939
	Gentex Corp.	105,250	2,764
*	Adient plc	79,251	2,670
*	TopBuild Corp.	12,490	2,519
*	Five Below Inc.	14,299	2,467
	Travel + Leisure Co.	67,506	2,462
*	Light & Wonder Inc.	42,020	2,449
	Wyndham Hotels & Resorts Inc.	35,215	2,403
	Polaris Inc.	21,724	2,340
	Columbia Sportswear Co.	29,393	2,170
*	AutoNation Inc.	15,311	2,004

		Shares	Market Value ($000)
	Carter's Inc.	31,695	1,970
*	Topgolf Callaway Brands Corp.	115,156	1,966
*	Helen of Troy Ltd.	19,896	1,916
	Brunswick Corp.	24,636	1,860
	Graham Holdings Co. Class B	3,185	1,799
	Boyd Gaming Corp.	26,984	1,720
	Kohl's Corp.	91,735	1,681
	Foot Locker Inc.	65,891	1,668
	Nordstrom Inc.	92,848	1,421
	Gap Inc.	176,350	1,414
*	Hilton Grand Vacations Inc.	32,188	1,376
*	Victoria's Secret & Co.	67,128	1,371
	Dana Inc.	105,369	1,356
*	Ollie's Bargain Outlet Holdings Inc.	24,457	1,348
	Harley-Davidson Inc.	40,759	1,268
*	YETI Holdings Inc.	32,343	1,183
*	Under Armour Inc. Class A	156,994	1,132
	Choice Hotels International Inc.	9,471	1,075
*	Under Armour Inc. Class C	157,111	1,034
	Papa John's International Inc.	14,736	1,033
			143,896
Consumer Staples (4.6%)
	Ingredion Inc.	54,580	5,709
*	US Foods Holding Corp.	131,181	5,218
*	Performance Food Group Co.	71,364	3,946
*	Post Holdings Inc.	44,539	3,784
*	Coty Inc. Class A	304,710	3,303
*	BJ's Wholesale Club Holdings Inc.	48,026	3,009
	Coca-Cola Consolidated Inc.	3,822	2,529
*	BellRing Brands Inc.	65,375	2,394
*	Grocery Outlet Holding Corp.	73,406	2,108
	Energizer Holdings Inc.	55,076	1,796
	Flowers Foods Inc.	58,910	1,472
*	Sprouts Farmers Market Inc.	40,340	1,394
*	Pilgrim's Pride Corp.	37,445	831
*	Boston Beer Co. Inc. Class A	2,433	821
			38,314
Energy (0.7%)
	HF Sinclair Corp.	62,554	2,592
	Equitrans Midstream Corp.	194,694	1,661
	Chord Energy Corp.	8,265	1,182
			5,435
Financials (18.0%)
	Reinsurance Group of America Inc.	55,364	7,751
	Unum Group	155,262	6,746
	New York Community Bancorp Inc.	598,608	6,154
	Old Republic International Corp.	229,246	5,614
	Voya Financial Inc.	80,627	5,467
	Webster Financial Corp.	144,644	5,142
	Stifel Financial Corp.	87,413	4,858
	First American Financial Corp.	86,067	4,728
[1]	Starwood Property Trust Inc.	257,338	4,516
	Prosperity Bancshares Inc.	75,885	4,339
	Essent Group Ltd.	89,521	3,954
	MGIC Investment Corp.	243,880	3,687
	American Financial Group Inc.	31,929	3,585
	Western Union Co.	310,404	3,536

		Shares	Market Value ($000)
	RenaissanceRe Holdings Ltd.	18,354	3,457
	Home BancShares Inc.	157,218	3,375
	FNB Corp.	299,571	3,292
	Synovus Financial Corp.	120,930	3,276
	Wintrust Financial Corp.	50,502	3,210
	Bank OZK	91,528	3,165
	Pinnacle Financial Partners Inc.	63,577	3,093
	Old National Bancorp	243,391	3,023
	Interactive Brokers Group Inc. Class A	37,602	2,904
	Janus Henderson Group plc	110,102	2,894
	East West Bancorp Inc.	57,366	2,745
	Cadence Bank	151,569	2,722
	Valley National Bancorp	349,059	2,576
	Kemper Corp.	53,113	2,299
*	Brighthouse Financial Inc.	56,697	2,283
*	Euronet Worldwide Inc.	19,902	2,217
	CNO Financial Group Inc.	94,795	2,058
	UMB Financial Corp.	36,110	2,045
*	Texas Capital Bancshares Inc.	40,040	1,894
	Associated Banc-Corp	124,824	1,849
	Cullen/Frost Bankers Inc.	17,602	1,764
	Primerica Inc.	9,481	1,726
	United Bankshares Inc.	57,961	1,705
	SouthState Corp.	26,924	1,683
	Columbia Banking System Inc.	82,601	1,655
	Evercore Inc. Class A	14,877	1,606
	First Horizon Corp.	151,527	1,562
	Affiliated Managers Group Inc.	10,622	1,477
	Commerce Bancshares Inc.	30,304	1,453
	Hanover Insurance Group Inc.	12,094	1,348
	Hancock Whitney Corp.	36,087	1,318
	First Financial Bankshares Inc.	50,528	1,309
	Navient Corp.	83,966	1,272
	Glacier Bancorp Inc.	42,434	1,223
	Cathay General Bancorp	29,695	868
	Fulton Financial Corp.	71,216	795
	Federated Hermes Inc. Class B	21,850	752
	International Bancshares Corp.	17,182	734
	Bank of Hawaii Corp.	16,273	637
			149,341
Health Care (7.6%)
*	Tenet Healthcare Corp.	89,761	6,391
*	Envista Holdings Corp.	135,660	4,326
*	Penumbra Inc.	11,680	3,590
	Perrigo Co. plc	111,882	3,576
*	Syneos Health Inc.	85,519	3,558
*	Neogen Corp.	179,612	3,141
*	ICU Medical Inc.	16,740	2,928
	Encompass Health Corp.	44,781	2,777
*	Omnicell Inc.	37,102	2,724
*	Azenta Inc.	57,395	2,482
*	Masimo Corp.	14,861	2,405
	Bruker Corp.	34,064	2,354
*	Integra LifeSciences Holdings Corp.	60,378	2,291
*	Acadia Healthcare Co. Inc.	31,735	2,241
	Chemed Corp.	3,952	2,109
*	Enovis Corp.	39,595	2,088
*	Amedisys Inc.	26,941	2,046

		Shares	Market Value ($000)
*	LivaNova plc	44,377	1,965
	Patterson Cos. Inc.	71,622	1,876
*	R1 RCM Inc.	114,013	1,853
*	QuidelOrtho Corp.	19,962	1,700
*	Arrowhead Pharmaceuticals Inc.	46,699	1,607
*	Progyny Inc.	39,274	1,463
*	Sotera Health Co.	81,736	1,152
*	STAAR Surgical Co.	12,867	746
			63,389
Industrials (19.3%)
	Regal Rexnord Corp.	54,902	7,131
	Fortune Brands Innovations Inc.	106,423	6,433
*	GXO Logistics Inc.	98,438	5,505
	Woodward Inc.	49,644	5,233
*	MasTec Inc.	49,259	4,993
	MDU Resources Group Inc.	169,047	4,933
	Hexcel Corp.	70,049	4,833
*	Univar Solutions Inc.	135,642	4,831
*	XPO Inc.	95,612	4,487
	AECOM	53,145	4,148
	Maximus Inc.	50,511	4,089
	Oshkosh Corp.	54,371	4,014
	Owens Corning	35,740	3,800
	Graco Inc.	49,035	3,751
	Knight-Swift Transportation Holdings Inc. Class A	66,797	3,673
*	Kirby Corp.	49,789	3,563
	Flowserve Corp.	108,663	3,537
	EnerSys	33,932	3,300
	Ryder System Inc.	41,763	3,292
*	Stericycle Inc.	76,622	3,230
*	Fluor Corp.	118,096	3,137
*	Sunrun Inc.	177,141	3,125
*	Middleby Corp.	23,287	3,074
	ManpowerGroup Inc.	42,013	2,948
	ITT Inc.	37,105	2,826
	Lennox International Inc.	10,193	2,808
	AGCO Corp.	24,698	2,724
*	ASGN Inc.	41,455	2,712
*	Saia Inc.	9,458	2,688
	Tetra Tech Inc.	19,011	2,613
	Terex Corp.	56,066	2,600
	Esab Corp.	42,907	2,519
	Genpact Ltd.	60,097	2,210
*	Trex Co. Inc.	42,746	2,195
	Werner Enterprises Inc.	48,850	2,145
*	Chart Industries Inc.	19,447	2,134
	Donaldson Co. Inc.	36,386	2,130
*	CACI International Inc. Class A	7,017	2,100
*	Hertz Global Holdings Inc.	133,800	2,098
	Timken Co.	28,037	2,006
	Acuity Brands Inc.	13,305	2,005
	MSA Safety Inc.	13,751	1,892
*	JetBlue Airways Corp.	269,662	1,842
	MSC Industrial Direct Co. Inc. Class A	19,619	1,764
	Watts Water Technologies Inc. Class A	10,849	1,719
	GATX Corp.	14,012	1,666
	Science Applications International Corp.	14,932	1,453
	Crane Co.	19,854	1,443

		Shares	Market Value ($000)
	Brink's Co.	20,391	1,357
	Exponent Inc.	13,033	1,190
	Advanced Drainage Systems Inc.	11,911	1,153
	Crane NXT Co.	19,898	1,047
*	Mercury Systems Inc.	20,336	825
*	Vicor Corp.	10,636	589
*	SunPower Corp.	31,122	330
			159,843
Information Technology (11.2%)
	Jabil Inc.	110,636	9,904
*	Arrow Electronics Inc.	48,387	6,128
*	Ciena Corp.	123,369	5,766
	MKS Instruments Inc.	47,553	4,627
*	Coherent Corp.	115,533	4,270
*	Aspen Technology Inc.	24,229	3,972
*	Manhattan Associates Inc.	21,817	3,958
	Vontier Corp.	131,331	3,893
	Cognex Corp.	68,982	3,791
	Avnet Inc.	75,924	3,329
	TD SYNNEX Corp.	34,864	3,116
*	Lumentum Holdings Inc.	56,899	3,010
*	IPG Photonics Corp.	26,719	2,952
*	Synaptics Inc.	32,731	2,816
	Vishay Intertechnology Inc.	107,613	2,774
*	Wolfspeed Inc.	56,835	2,730
*	NCR Corp.	114,586	2,716
	National Instruments Corp.	45,576	2,634
*	Teradata Corp.	45,597	2,137
*	Kyndryl Holdings Inc.	170,064	2,136
*	ACI Worldwide Inc.	93,315	2,129
	Littelfuse Inc.	7,811	2,000
	Universal Display Corp.	13,314	1,962
*	Silicon Laboratories Inc.	12,446	1,751
*	Super Micro Computer Inc.	7,774	1,741
*	Blackbaud Inc.	19,952	1,464
	Xerox Holdings Corp.	92,896	1,307
*	Allegro MicroSystems Inc.	33,084	1,301
*	Envestnet Inc.	23,511	1,230
*	CommVault Systems Inc.	12,270	855
*	SiTime Corp.	6,166	611
			93,010
Materials (4.6%)
*	Cleveland-Cliffs Inc.	427,680	5,936
	Alcoa Corp.	147,091	4,666
	United States Steel Corp.	188,367	3,941
	AptarGroup Inc.	28,758	3,235
*	Axalta Coating Systems Ltd.	100,830	2,925
	Avient Corp.	71,012	2,592
	Sensient Technologies Corp.	34,920	2,515
	Sonoco Products Co.	39,698	2,376
	Scotts Miracle-Gro Co.	33,919	2,144
	Commercial Metals Co.	42,721	1,826
	Chemours Co.	52,814	1,399
	Greif Inc. Class A	21,202	1,274
	Ashland Inc.	13,730	1,166
	NewMarket Corp.	2,565	1,000

		Shares	Market Value ($000)
	Worthington Industries Inc.	12,895	724
			37,719
Real Estate (10.9%)
	Healthcare Realty Trust Inc. Class A	315,900	5,879
*	Jones Lang LaSalle Inc.	39,395	5,529
	Spirit Realty Capital Inc.	116,082	4,534
	Apartment Income REIT Corp. Class A	123,619	4,288
[1]	Medical Properties Trust Inc.	497,898	4,108
	CubeSmart	85,878	3,817
	Rexford Industrial Realty Inc.	67,598	3,680
	Kite Realty Group Trust	182,120	3,541
	Life Storage Inc.	27,558	3,511
	Independence Realty Trust Inc.	185,978	3,212
	NNN REIT Inc.	70,873	3,015
	Omega Healthcare Investors Inc.	99,235	2,958
	Lamar Advertising Co. Class A	31,913	2,868
	STAG Industrial Inc.	81,870	2,849
	First Industrial Realty Trust Inc.	53,790	2,796
	EastGroup Properties Inc.	16,288	2,681
	EPR Properties	62,337	2,600
	Physicians Realty Trust	189,552	2,589
	Brixmor Property Group Inc.	127,061	2,545
	Cousins Properties Inc.	125,874	2,508
	Park Hotels & Resorts Inc.	186,778	2,417
	Kilroy Realty Corp.	87,511	2,375
	Sabra Health Care REIT Inc.	191,842	2,160
	Vornado Realty Trust	134,118	1,819
	Highwoods Properties Inc.	87,205	1,803
	Macerich Co.	178,429	1,720
	Douglas Emmett Inc.	145,716	1,690
	Rayonier Inc.	54,912	1,610
	Agree Realty Corp.	22,752	1,467
	National Storage Affiliates Trust	37,096	1,358
	PotlatchDeltic Corp.	28,762	1,338
	Corporate Office Properties Trust	44,968	1,026
			90,291
Utilities (3.7%)
	UGI Corp.	174,199	4,872
	Portland General Electric Co.	74,202	3,616
	Hawaiian Electric Industries Inc.	90,990	3,267
	Southwest Gas Holdings Inc.	54,001	3,161
	ALLETE Inc.	47,490	2,829
	NorthWestern Corp.	47,998	2,716
	IDACORP Inc.	19,743	2,055
	Black Hills Corp.	25,894	1,578
	Ormat Technologies Inc.	17,847	1,519
	Spire Inc.	22,211	1,434
	New Jersey Resources Corp.	28,076	1,360
	PNM Resources Inc.	26,994	1,240
	National Fuel Gas Co.	22,943	1,168
			30,815
Total Common Stocks (Cost $871,542)			827,504

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $10,798)	5.125%	108,005	10,798
Total Investments (101.2%) (Cost $882,340)				838,302
Other Assets and Liabilities—Net (-1.2%)				(10,021)
Net Assets (100%)				828,281
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,999,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $10,798,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2023	3	723	(1)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
The fund had no open total return swap contracts at May 31, 2023.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.